RESTRUCTURING, IMPAIRMENT AND OTHER CHARGES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Restructuring and Related Costs

The following is a summary of the charges recorded during the fourth quarter of December 31, 2011:

In millions
Type of Charge	Amount	Statement of Operations Classification

Restructuring	$281.9	Restructuring

Long-lived asset impairment (see Note 5)	$234.7	Long-lived asset impairment

Inventory adjustments and other (see Note 4)	$22.4	Cost of goods sold

2011 US Plan [Member]
Restructuring and Related Costs

Details of the 2014 expenses, cash payments, and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of September 30, 2014
	Accrued December 31, 2013	Year-to-date Restructuring Reversals	Cash Payments	Non-cash Settlements	Currency	Accrued September 30, 2014	Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2011 Global Plan
Severance and employee benefits	$21.0	$(1.5)	$(2.9)	$(0.9)	$(1.2)	$14.5	$35.1	$35.1
Contract termination	10.5	—	(10.5)	—	—	—	106.5	106.5
Other	24.2	(2.1)	(9.4)	2.0	(1.3)	13.4	35.8	35.8

Total	$55.7	$(3.6)	$(22.8)	$1.1	$(2.5)	$27.9	$177.4	$177.4

Details of the 2012 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

						As of December 31, 2012
In millions	Accrued December 31, 2011	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Currency	Accrued December 31, 2012	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$54.5	$(6.4)	$(17.4)	$0.3	$31.0	$48.1	$48.1
Contract termination	178.3	(76.4)	(33.2)	0.8	69.5	106.5	106.5
Other	48.1	(5.1)	(6.7)	0.7	37.0	39.4	39.4

Total	$280.9	$(87.9)	$(57.3)	$1.8	$137.5	$194.0	$194.0

Details of the 2013 expenses, cash payments and expected costs incurred related to the 2011 Global Plan are set out in the following table:

							As of December 31, 2013
In millions	Accrued December 31, 2012	Year-to-date Restructuring Charges (Reversals)	Cash Payments	Non-Cash Settlements	Currency	Accrued December 31 2013	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2011 Global Plan
Severance and employee benefits	$31.0	$(11.5)	$(0.7)	$—	$2.2	$21.0	$36.6	$36.6
Contract termination	69.5	—	(59.4)	—	0.4	10.5	106.5	106.5
Other	37.0	(1.5)	(4.8)	(7.6)	1.1	24.2	37.9	37.9

Total	$137.5	$(13.0)	$(64.9)	$(7.6)	$3.7	$55.7	$181.0	$181.0

2009 US And Global Plans [Member]
Restructuring and Related Costs

Details of 2013 expenses related to the 2009 U.S. and Global Plans are set out in the following table:

					As of December 31, 2013
In millions	Accrued December 31, 2012	Year-to-Date Restructuring Charges (Reversals)	Cash Payments	Accrued December 31, 2013	Cumulative Costs Incurred	Total Costs Expected to be Incurred
2009 U.S. and Global Plans
Severance and other employee benefits	$2.7	$0.9	$(3.0)	$0.6	$16.4	$16.4
Asset move costs	—	—	—	—	8.5	8.8
Contract termination	—	—	—	—	2.9	2.9
Infrastructure costs	—	—	—	—	4.3	4.3

Total	$2.7	$0.9	$(3.0)	$0.6	$32.1	$32.4

Details of 2012 expenses related to the 2009 U.S. and Global Plans are set out in the following table:

	Accrued December 31, 2011	Year-to-Date Restructuring Charges (Reversals)	Cash Payments	Accrued December 31, 2012	As of December 31, 2012
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2009 U.S. and Global Plans
Severance and other employee benefits	$12.6	$(2.5)	$(7.4)	$2.7	$15.5	$15.5
Asset move costs	—	—	—	—	8.5	8.8
Contract termination	2.9	—	(2.9)	—	2.9	2.9
Infrastructure costs	—	4.3	(4.3)	—	4.3	4.3

Total	$15.5	$1.8	$(14.6)	$2.7	$31.2	$31.5

Details of 2011 expenses related to the 2009 U.S. and Global Plans are set out in the following table:

	Accrued December 31, 2010	Year-to-Date Restructuring Charges (Reversals)	Cash Payments	Accrued December 31, 2011	As of December 31, 2011
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions
2009 U.S. and Global Plans
Severance and other employee benefits	$16.2	$(0.2)	$(3.4)	$12.6	$18.0	$18.8
Asset move costs	—	5.3	(5.3)	—	8.5	20.3
Contract termination	—	2.9	—	2.9	2.9	2.9
Infrastructure costs	—	—	—	—	—	4.0

Total	$16.2	$8.0	$(8.7)	$15.5	$29.4	$46.0